Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Summary of Significant Accounting Policies [Line Items]
Maturity period of cash equivalents at the time of purchase	Three months or less
Depreciation and amortization expense	$ 369	$ 338	$ 321
Useful life capitalized computer software maximum	10 years
Amortization expense of capitalized software	41	38	36
Shipping expense	$ 299	$ 285	$ 281
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Maturity period of short-term investments at the time of purchase	3 months
Minimum [Member] | Buildings [Member]
Summary of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	20 years
Minimum [Member] | Machinery and Equipment [Member]
Summary of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	4 years
Minimum [Member] | Leasehold Improvements [Member]
Summary of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	1 year
Minimum [Member] | Core and Developed Technology [Member]
Summary of Significant Accounting Policies [Line Items]
Finite-lived intangible assets, useful life	15 years
Minimum [Member] | Patents, Trademarks, and Other [Member]
Summary of Significant Accounting Policies [Line Items]
Finite-lived intangible assets, useful life	1 year
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Maturity period of short-term investments at the time of purchase	1 year
Maximum [Member] | Buildings [Member]
Summary of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	45 years
Maximum [Member] | Machinery and Equipment [Member]
Summary of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	13 years
Maximum [Member] | Leasehold Improvements [Member]
Summary of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	12 years
Maximum [Member] | Core and Developed Technology [Member]
Summary of Significant Accounting Policies [Line Items]
Finite-lived intangible assets, useful life	20 years
Maximum [Member] | Patents, Trademarks, and Other [Member]
Summary of Significant Accounting Policies [Line Items]
Finite-lived intangible assets, useful life	40 years